Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the net loss before the provision for income taxes for the years ended December 31, 2020, 2021 and 2022 were as follows:

	December 31,
	2020	2021	2022
Domestic	$(23,959)	$(69,245)	$(84,778)
Foreign	2,603	1,247	1,633
Total loss before income taxes	$(21,356)	$(67,998)	$(83,145)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended December 31, 2020, 2021 and 2022 was as follows:

	December 31,
	2020	2021	2022
Current:
Domestic	$—	$11	$109
Foreign	375	569	1,933
Total current income tax expense	375	580	2,042
Deferred:
Domestic	—	—	(24)
Foreign	265	401	(1,502)
Total deferred income tax expense	265	401	(1,526)
Total provision for income taxes	$640	$981	$516

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company’s theoretical income tax expense to actual income tax expense for the years ended December 31, 2020, 2021 and 2022 is as follows:

	December 31,
	2020		2021		2022
	Tax	Rate	Tax	Rate	Tax	Rate
Theoretical tax benefit	$(4,912)	23%	$(15,640)	23%	$(19,123)	23%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	4,283	(20)	13,598	(20)	16,187	(20)
Effect of entities with different tax rates	68	0	125	0	125	0
Non-deductible expenses, net	1,294	(6)	2,439	(4)	3,442	(4)
Income in zero tax rate	—	0%	—	0%	(67)	0%
Change in tax reserve for uncertain tax positions	60	0	101	0	12	0
Other	(153)	0	358	(1)	(60)	0
Total effective income taxes	$640	(3)%	$981	(2)%	$516	(1)%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2021	2022
Deferred tax assets:
Net operating loss carryforwards	$41,699	$56,542
Research and development expenses	7,995	12,043
Lease liabilities	—	11,394
Accruals and reserves	1,553	1,455
Share-based compensation	669	1,231
Issuance costs	2,368	1,184
Deferred revenue	97	900
Other	—	2
Gross deferred tax assets	54,381	84,751
Valuation allowance	(51,417)	(70,818)
Total deferred tax assets	$2,964	$13,933
Deferred tax liabilities:
Intangible assets	(3,342)	(2,280)
Deferred contract acquisition costs	(2,269)	(2,785)
Property and equipment	(212)	(902)
Right-of-use-assets	—	(9,449)
Other	—	—
Gross deferred tax liabilities	(5,823)	(15,416)
Net deferred taxes	$(2,859)	$(1,483)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table shows the changes in the gross amount of unrecognized tax benefits as of December 31, 2020, 2021 and 2022.

Unrecognized tax positions
Balance as of January 1, 2020	$242
Increases related to current year tax positions	60
Balance as of December 31, 2020	302
Increases related to current year tax positions	101
Balance as of December 31, 2021	403
Increases related to current year tax positions	12
Additions related to business combinations	193
Balance as of December 31, 2022	$608